Accounts Receivable (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables, net	$ 40,542	$ 35,016
Sales taxes receivable	1,511	1,214
Lease receivable	2,460	2,094
Government grant receivable	0	1,913
Other receivables	898	1,108
Trade and receivables	$ 45,411	$ 41,345